UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-08390

 NAME OF REGISTRANT:                     CASH MANAGEMENT PORTFOLIO



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 STATE STREET
                                         BOSTON, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  ALAN R. DYNNER, ESQ.
                                         255 STATE STREET
                                         BOSTON, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          (617) 482-8260

 DATE OF FISCAL YEAR END:                10/31 (formerly 12/31)

 DATE OF REPORTING PERIOD:               07/01/2006 - 06/30/2007


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

Cash Management Portfolio
--------------------------------------------------------------------------------------------------------------------------
 During the period, the Portfolio held no securities which required a proxy vote.


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         CASH MANAGEMENT PORTFOLIO
By (Signature)       /s/ Elizabeth S. Kenyon
Name                 Elizabeth S. Kenyon
Title                President
Date                 08/28/2007